Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Aptorum Group Ltd
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment is being filed by the Registrant to incorporate by reference the Registrant’s Annual Report on Form 20-F for the year ended December 31, 2022 filed with the SEC on April 28, 2023. This Post-Effective Amendment contains an updated prospectus relating to the offer and sale of the Registrant’s Class A Ordinary Shares issuable upon exercise of warrants.We are not registering any new or additional shares in this Post-Effective Amendment.All filing fees payable in connection with the registration of the securities registered by the Form F-1 were paid by the Registrant at the time of the initial filing of the Form F-1.
Entity Central Index Key	0001734005
Document Period End Date	Dec. 31, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9